Acquisition	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisition

4. Acquisition

During the years ended December 31, 2013 and 2012, the Predecessor acquired the following properties:

Property	Date Acquired	Percentage Owned
Central Fairwinds	May 2012	90%
Corporate Parkway	May 2013	100
Washington Group Plaza	June 2013	89.9

The above acquisitions have been accounted for as business combinations.

The following table summarizes the Company’s allocations of the purchase prices of assets acquired and liabilities assumed during the years ended December 31, 2013 and 2012:

	Washington Group Plaza	Corporate Parkway	Total December 31, 2013
Land	$12,748,491	$3,756,354	$16,504,845
Building and improvements	17,999,655	18,579,817	36,579,472
Tenant improvements	2,717,043	1,909,302	4,626,345
Prepaid expenses and other assets	217,170	5,353	222,523
Deferred leasing costs	12,492	—	12,492
Acquired intangible assets	10,470,441	4,149,174	14,619,615
Accounts payable and accrued liabilities	(1,233,521)	—	(1,233,521)
Acquired intangible liabilities	(17,936)	—	(17,936)

Total consideration	$42,913,835	$28,400,000	$71,313,835

December 31, 2012 Central Fairwinds
Land	$1,746,721
Building and improvements	9,073,245
Tenant improvements	677,821
Prepaid expenses and other assets	57,417
Acquired intangible assets	2,644,796
Accounts payable and accrued liabilities	(311,719)

Total consideration	$13,888,281

The Predecessor recognized expenses relating to acquisition of $1,479,292, and $212,765 for the years ended December 31, 2013 and 2012, respectively.

The operating results of the acquired properties since the dates of their respective acquisition have been included in the Predecessor’s combined financial statements. The following table presents the results of the properties operations since the date of acquisition on a stand-alone basis:

	December 31, 2013	December 31, 2012
Revenues
Central Fairwinds	$2,931,901	$2,608,056
Corporate Parkway	2,009,568	—
Washington Group Plaza	5,145,114	—

Operating expenses, excluding depreciation and amortization
Central Fairwinds	$1,828,527	$1,536,172
Corporate Parkway	1,084,575	—
Washington Group Plaza	2,675,233	—

Depreciation and amortization
Central Fairwinds	$1,042,786	$753,025
Corporate Parkway	1,496,738	—
Washington Group Plaza	2,313,444	—

Income (loss) from operations
Central Fairwinds	$60,588	$318,859
Corporate Parkway	(571,745)	—
Washington Group Plaza	156,437	—

The following table presents the Corporate Parkway and Washington Group Plaza’s unaudited revenues and income from continuing operations on a pro forma basis as if the Predecessor had completed the acquisition of the properties as of January 1, 2012:

	December 31, 2013 (Unaudited)	December 31, 2012 (Unaudited)
Total revenues as reported by the Predecessor	$20,490,578	$11,516,458
Plus: Corporate Parkway	1,130,919	3,013,034
Washington Group Plaza	3,856,118	8,983,513

Proforma total revenues	$25,477,615	$23,513,005

Total operating income as reported by the Predecessor	$2,771,005	$1,298,429
Property acquisition costs	—	(1,479,292)
Plus: Corporate Parkway	211,499	587,805
Plus: Washington Group Plaza	841,506	331,962

Proforma operating income	$3,824,010	$738,904

No pro forma information is provided for Central Fairwinds for the year ended December 31, 2012 due to the lack of information provided by the seller.